Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 253,000
Previously Paid Amount	0.00
Total Fee Amount	34.94
Total Offset Amount	0.00
Net Fee	34.94
Narrative - Max Aggregate Offering Price	$ 253,000
Final Prospectus	true